Research and development expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and development expenses
Personnel expenses	$ (160,464)	$ (86,036)	$ (51,172)
External research and development expenses	(382,902)	(259,943)	(152,889)
Materials and consumables	(2,735)	(3,562)	(2,267)
Depreciation and amortization	(3,742)	(2,835)	(1,840)
Other expenses	(30,677)	(18,509)	(12,603)
Total research and development expenses	$ (580,520)	$ (370,885)	$ (220,771)